Stock Based Compensation (Schedule of Outstanding Stock Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	208,700	212,725	225,669
Average Exercise Price	$ 22.54	$ 20.76	$ 19.46
Remaining Life, Years	5 years 10 months 24 days
Options Exercisable	179,800	177,975
Average Exercise Price	$ 20.97	$ 18.41
Average Exercise Price - $17.33 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	14,775
Average Exercise Price	$ 17.33
Remaining Life, Years	1 year
Options Exercisable	14,775
Average Exercise Price	$ 17.33
Average Exercise Price - $16.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	14,025
Average Exercise Price	$ 16.83
Remaining Life, Years	2 years
Options Exercisable	14,025
Average Exercise Price	$ 16.83
Average Exercise Price - $16.65 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	18,825
Average Exercise Price	$ 16.65
Remaining Life, Years	3 years
Options Exercisable	18,825
Average Exercise Price	$ 16.65
Average Exercise Price - $18.03 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	26,400
Average Exercise Price	$ 18.03
Remaining Life, Years	4 years
Options Exercisable	26,400
Average Exercise Price	$ 18.03
Average Exercise Price - $18.36 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,650
Average Exercise Price	$ 18.36
Remaining Life, Years	4 years
Options Exercisable	1,650
Average Exercise Price	$ 18.36
Average Exercise Price - $19.30 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	3,000
Average Exercise Price	$ 19.30
Remaining Life, Years	4 years 9 months 18 days
Options Exercisable	3,000
Average Exercise Price	$ 19.30
Average Exercise Price - $17.93 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	25,375
Average Exercise Price	$ 17.93
Remaining Life, Years	5 years
Options Exercisable	25,375
Average Exercise Price	$ 17.93
Average Exercise Price - $19.39 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	12,000
Average Exercise Price	$ 19.39
Remaining Life, Years	5 years 10 months 24 days
Options Exercisable	12,000
Average Exercise Price	$ 19.39
Average Exercise Price - $19.03 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	13,500
Average Exercise Price	$ 19.03
Remaining Life, Years	6 years 10 months 24 days
Options Exercisable	13,500
Average Exercise Price	$ 19.03
Average Exercise Price - $22.37 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	18,500
Average Exercise Price	$ 22.37
Remaining Life, Years	8 years
Options Exercisable	18,500
Average Exercise Price	$ 22.37
Average Exercise Price - $32.81 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	31,750
Average Exercise Price	$ 32.81
Remaining Life, Years	9 years
Options Exercisable	31,750
Average Exercise Price	$ 32.81
Average Exercise Price - $32.34 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	28,900
Average Exercise Price	$ 32.34
Remaining Life, Years	10 years